N-6	Jul. 11, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	C M Life Variable Life Separate Account I
Entity Central Index Key	0000943863
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Fixed Income	MML High Yield Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.89%(*)	13.21%	5.07%	4.53%

Portfolio Companies [Table Text Block]

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Fixed Income	MML High Yield Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.89%(*)	13.21%	5.07%	4.53%

MML High Yield Fund (Class II) [Member]
Prospectus:
Portfolio Company Name [Text Block]	MML High Yield Fund (Class II)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	5.07%
Average Annual Total Returns, 10 Years [Percent]	4.53%